Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 0	$ 0
Operating Expenses
General and Administrative	896,079	1,309,923
Professional Fees	180,599	178,373
Officer's Salary	318,144	237,134
Research and Development	439,536	489,434
Total Operating Expenses	1,834,358	2,214,864
Loss from Operations	(1,834,358)	(2,214,864)
Other Income/(Expenses)
Gain on forgiveness of debt	30,652	6,775
Bad debt expense	0	(6,238)
Interest income	0	47
Loss on settlement of accrued payroll - related party	0	(5,187,800)
Interest expense	(69,281)	(65,605)
Total Other Income/(Expenses)	(38,629)	(5,252,821)
Net (Loss) before Provision for Income Taxes	(1,872,987)	(7,467,685)
Provision for Income Taxes	0	0
Net (Loss)	$ (1,872,987)	$ (7,467,685)
Net Income (Loss) Per Share - Basic and Diluted	$ 0.00	$ (0.01)
Weighted average number of shares outstanding during the period - Basic and Diluted	662,490,382	616,313,968